TAXATION - Reconciliation of effective tax rate (Details)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
PRC Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions		(7.00%)	21.00%	8.00%
Preferential tax rates and tax holiday		(8.00%)	(11.00%)	(4.00%)
Permanent differences		(1.00%)	(25.00%)	(2.60%)
Additional deduction of qualified R&D expenditures		5.00%	16.00%	7.70%
Changes in valuation allowance		78.00%	70.00%	(19.00%)
Changes in tax rates		(109.00%)	(25.00%)
NOL true-up related to HNTE		17.00%
Expiration on net operating losses ("NOL")			(49.00%)	(11.00%)
Deconsolidation on NOL			(22.00%)
Effective tax rates				4.10%
Preferential tax rate of Jiangsu Radnova	15.00%